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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3009

Columbia Funds Trust II
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Money Market Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 37.5%
FINANCIALS – 37.5%
Banks – 4.1%
HBOS Treasury Services PLC	2.468% 07/29/05(a)(b)	10,000,000	10,005,159
Wells Fargo & Co.	2.373% 01/13/06(a)(b)	10,000,000	10,000,000
		Banks Total	20,005,159
Diversified Financial Services – 33.4%
20/20 Custom Molded Plastics LP
	LOC: National City Bank
	2.480% 08/01/13(a)	4,485,000	4,485,000
ACC Leasing LLC
	LOC: National City Bank
	2.480% 05/01/23(a)	3,397,000	3,397,000
American Express Credit Corp.	2.381% 01/05/06(a)	13,000,000	13,000,000
American Healthcare Funding Corp.
	LOC: LaSalle Bank NA
	2.420% 03/01/29(a)	3,992,000	3,992,000
Archbishop of Cincinnati Trustee
	LOC: Fifth Third Bank
	2.420% 04/01/23(a)	1,000,000	1,000,000
Associates Corp. of North America	6.625% 06/15/05	7,150,000	7,277,525
Autumn House at Powder Mill, Inc.
	LOC: SunTrust Bank
	2.400% 02/01/28(a)(b)	3,860,000	3,860,000
Bath Technology Associates Ltd.
	LOC: National City Bank
	2.480% 07/01/17(a)	1,820,000	1,820,000
Best One Tire & Services LLC
	LOC: Fifth Third Bank
	2.420% 02/01/18(a)	7,710,000	7,710,000
Congregation Mkor Shalom
	LOC: Wachovia Bank
	2.490% 06/01/23(a)	2,225,000	2,225,000
Connecticut Water Co.
	LOC: Citizens Bank of Rhode Island
	2.350% 01/04/29(a)	4,500,000	4,500,000
Crescent Paper Tube Co.
	LOC: Fifth Third Bank
	2.420% 08/01/22(a)	2,710,000	2,710,000
Crestmont Realty Corp.
	LOC: Fifth Third Bank
	2.420% 11/01/22(a)	4,440,000	4,440,000
Deltime LLC Project
	LOC: National City Bank
	2.480% 02/01/23(a)	2,430,000	2,430,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Dominican Sisters
	LOC: Fifth Third Bank
	2.420% 10/01/23(a)	3,945,000	3,945,000
Dublin Building LLC
	LOC: National City Bank
	2.480% 11/01/18(a)	1,630,000	1,630,000
Fannin and Fannin LLC
	LOC: Fifth Third Bank
	2.420% 12/01/24(a)	2,000,000	2,000,000
General Electric Capital Corp.	2.510% 01/17/06(a)	13,000,000	13,000,000
Harrier Finance Funding LLC	2.060% 10/25/05(a)(b)	10,000,000	10,000,000
JMB Realty Corp.
	LOC: Fifth Third Bank
	2.420% 05/01/22(a)(c)	770,000	770,000
K.C. Jordan & Associates, Inc.
	LOC: Fifth Third Bank
	2.420% 04/01/23(a)	1,000,000	1,000,000
Kingston Care Center of Sylvania
	LOC: Bank One NA
	2.480% 05/01/33(a)	11,675,000	11,675,000
LTC Investors LLC
	LOC: National City Bank
	2.420% 11/01/24(a)	2,320,000	2,320,000
Michigan Equity Group LLC
	LOC: Fifth Third Bank
	2.420% 04/01/34(a)	1,350,000	1,350,000
	2.420% 04/01/34(a)(c)	4,540,000	4,540,000
Morgan Stanley	2.458% 01/27/06(a)	12,000,000	12,000,000
Precision Radiotherapy LLC
	LOC: Fifth Third Bank
	2.420% 08/01/18(a)	2,430,000	2,430,000
PS Greetings, Inc.
	LOC: LaSalle Bank NA
	2.580% 12/01/33(a)	1,080,000	1,080,000
Redcay Funding LLC
	LOC: Sun Trust Bank
	2.410% 11/01/25(a)	2,165,000	2,165,000
Sedna Finance, Inc.	1.818% 10/14/05(a)(b)	10,000,000	10,000,000
Shepherd Capital LLC
	LOC: Old Kent Bank & Trust
	2.540% 03/15/49(a)	1,955,000	1,955,000
Skeletal Properties LLC
	LOC: Fifth Third Bank
	2.420% 11/01/14(a)	2,000,000	2,000,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Spartan Medical Facility LP
	LOC: Fifth Third Bank
	2.420% 12/01/26(a)(c)	1,500,000	1,500,000
Springside Corp. Exchange Partners I LLC
	LOC: US Bank NA
	2.480% 02/01/36(a)	2,245,000	2,245,000
White Pine Finance LLC	2.393% 09/07/05(a)(b)	10,000,000	9,997,286
Young Men’s Christian Association
	LOC: Wachovia Bank
	2.420% 02/01/24(a)	2,490,000	2,490,000
	Diversified Financial Services Total		162,938,811
	FINANCIALS TOTAL		182,943,970
	Total Corporate Fixed-Income Bonds & Notes (cost of $182,943,970)		182,943,970
U.S. Government Agencies – 23.0%
Federal Home Loan Bank	1.350% 04/15/05-04/29/05	13,000,000	13,000,000
	1.990% 04/19/05(a)	15,000,000	14,998,674
	2.338% 04/25/05(a)	7,000,000	6,999,120
Federal Home Loan Mortgage Corp.	2.000% 10/07/05(a)	30,000,000	30,000,000
	2.165% 11/07/05(a)	8,000,000	8,000,000
Federal National Mortgage Association	1.550% 05/04/05	6,000,000	6,000,000
	1.600% 05/13/05	3,000,000	3,000,000
	1.750% 05/23/05	5,000,000	5,000,000
	2.460% 03/23/05(a)	25,000,000	24,998,885
	Total U.S. Government Agencies (cost of $111,996,679)		111,996,679
Municipal Bonds – 19.9%
CALIFORNIA – 3.2%
CA ABAG Finance Authority For Nonprofit Corps.
	California Multifamily Revenue:
	Bachenheimer Building Apartments, Series 2002,
	LOC: FNMA
	2.420% 07/15/35(a)	2,100,000	2,100,000

	Berkeleyan LLC, Series 2003,
	LOC: FNMA
	2.420% 05/15/33(a)	2,200,000	2,200,000

		Par ($)	Value ($)*
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Darling Florist Building Apartments, Series 2002, LOC: FNMA
	2.420% 07/15/35(a)	1,500,000	1,500,000
	Fine Arts Building Apartments, Series 2002, LOC: FNMA
	2.420% 07/15/35	3,800,000	3,800,000
	Gaia Building LLC, Series 2000, LOC: FNMA
	2.420% 09/15/32(a)	2,375,000	2,375,000
CA Statewide Communities Development Authority
	Vineyard Creek Apartments, Series 2003, LOC: Federal Home Loan Bank
	2.460% 12/01/36(a)	3,700,000	3,700,000
		California Total	15,675,000
IOWA – 0.5%
IA Finance Authority
	St. Luke’s Health Foundation, Series 2003 B, LOC: General Electric Capital Corp.
	2.420% 03/01/18(a)	2,565,000	2,565,000
		Iowa Total	2,565,000
MARYLAND – 3.7%
MD Baltimore Project Revenue
	Baltimore Parking Facilities, Series 2002,
	Insured: FGIC
	SPA: Dexia Credit Local
	2.400% 07/01/32(a)	18,000,000	18,000,000
		Maryland Total	18,000,000
MASSACHUSETTS – 1.0%
MA State Housing Finance Agency Revenue
	Avalon Upper Falls LLC, Series 2004 A,
	LOC: JPMorgan Chase Bank
	2.450% 12/01/34(a)	5,000,000	5,000,000
	Massachusetts Total		5,000,000
MICHIGAN – 3.0%
MI Oakland County
	Series 2004,
	1.625% 05/01/05	5,000,000	4,983,945
MI State University Revenue
	Series 2003 C, SPA: Landesbank Hessen-Thurigen GZ
	2.470% 02/15/33(a)	9,850,000	9,850,000
		Michigan Total	14,833,945

		Par ($)	Value ($)*
Municipal Bonds – (continued)
NEW HAMPSHIRE – 1.5%
NH Business Finance Authority
	Series 2002 A, SPA: Bank of New York
	2.440% 11/01/20(a)	7,100,000	7,100,000
	New Hampshire Total		7,100,000
NEW JERSEY – 3.9%
NJ Economic Development Authority Lease Revenue
	Insured: FSA SPA: Dexia Credit Local
	2.420% 02/15/29(a)	19,000,000	19,000,000
		New Jersey Total	19,000,000
TENNESSEE – 0.4%
TN Coffee County Industrial Board, Inc. Revenue
	Stamtec, Inc., Series 1999,
	LOC: JPMorgan Chase Bank
	2.490% 09/01/14(a)	1,955,000	1,955,000
		Tennessee Total	1,955,000
TEXAS – 2.2%
TX State
	Veterans’ Housing, Series 2002 B,
	SPA: Landesbank Hessen-Thuringen GZ
	2.420% 06/01/23(a)	10,550,000	10,550,000
		Texas Total	10,550,000
VIRGINIA – 0.5%
VA Richmond Redevelopment & Housing Authority Project Revenue
	Old Manchester, Series 1995 B,
	LOC: Wachovia Bank, NA
	2.200% 12/01/25(a)	2,310,000	2,310,000
		Virginia Total	2,310,000
	Total Municipal Bonds (cost of $96,988,945)		96,988,945
Commercial Paper – 10.5%
Beta Finance, Inc.	2.000% 01/11/05(b)	15,000,000	14,991,667
Delaware Funding Corp.	2.200% 01/03/05(c)	9,642,000	9,640,822
Jupiter Securitization Corp.	2.330% 02/04/05(c)	8,000,000	7,982,396
Solitaire Funding LLC	2.000% 01/12/05(c)	13,585,000	13,576,698
Whistlejacket Capital	2.325% 04/15/05(b)	5,000,000	4,999,578
	Total Commercial Paper (cost of $51,191,161)		51,191,161

		Par ($)	Value ($)*
Certificates of Deposit – 9.4%
Barclays Bank PLC	2.343% 05/25/05	10,000,000	9,998,794
Canadian Imperial Bank of Canada	2.295% 03/15/08(a)(d)	20,000,000	20,000,000
CS First Boston	2.570% 12/29/05	6,000,000	6,001,194
Unicredito Italiano S.p.A.	2.040% 07/27/05	10,000,000	9,996,193
	Total Certificates of Deposit (cost of $45,996,181)		45,996,181
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 2.100%, collateralized by a U.S. Government Agency maturing 01/12/05, market value of $1,168,538 (repurchase proceeds $1,143,200)	1,143,000	1,143,000
	Total Short-Term Obligation (cost of $1,143,000)		1,143,000
	Total Investments – 100.5% (cost of $490,259,936)(e)		490,259,936
	Other Assets & Liabilities, Net – (0.5)%		(2,470,954)
	Net Assets – 100.0%		487,788,982

Notes to Investment Portfolio:

*                 Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

(a)          Variable rate security. The interest rate shown reflects the rate as of December 31, 2004.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $73,853,690, which represents 15.1% of net assets.

(c)          Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At December 31, 2004, these securities amounted to $38,009,916, which represents 7.8% of net assets.

(d)         The rate shown represents the annualized yield at the date of purchase or the date of coupon reset.

(e)          Cost for federal income tax purposes is $490,259,936.

Acronym	Name
ABAG	Association of Bay Area Government
FGIC	Federal Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit/Line of Credit
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust II

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005